Share capital (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 28, 2022 $ / shares shares	Apr. 28, 2022 $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Number of shares
Stock option exercise (in shares) | shares			14,840	221,941
Amount
Balance at beginning of period			$ 266,119
Stock option exercise			172	$ 1,032
Share issuance under ESPP			636	244
RSU release			0
Issuance of common shares related to contingent consideration			700
Balance at end of period			$ 268,194	$ 266,119
Common shares
Number of shares
Balance at beginning of period (in shares) | shares			32,857,422	32,630,536
Stock option exercise (in shares) | shares			14,840	221,941
Share issuance under employee share purchase plan (in shares) | shares			20,814	4,945
Release of RSUs (in shares) | shares			5,515
Issuance of common shares related to contingent consideration (in shares) | shares	15,364	15,364	15,364
Balance at end of period (in shares) | shares			32,913,955	32,857,422
Amount
Balance at beginning of period			$ 266,119	$ 264,357
Stock option exercise			246	1,470
Share issuance under ESPP			762	292
RSU release			367
Issuance of common shares related to contingent consideration			700
Balance at end of period			$ 268,194	$ 266,119
Shares issued based on the fair value (in usd and cad per share) | (per share)	$ 45.55	$ 58.47